Statutory financial information (Tables)	12 Months Ended
Dec. 31, 2018
Statutory financial information
Summary of statutory net income and statutory capital surplus

	December 31,
	2018	2017	2016
	(in thousands)
Statutory net income (loss)	$9,609	$(4,128)	$(2,324)
Statutory capital and surplus	63,731	61,338	67,894